Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Dividend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class A
Trading Symbol	LBSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 47	0.89% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 43,968,823,319
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 43,968,823,319
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

Columbia Dividend Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class C
Trading Symbol	LBSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to November 30, 202 4.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 87	1.64% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.64%	[1]
Net Assets	$ 43,968,823,319
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 43,968,823,319
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

Columbia Dividend Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	GSFTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 34	0.64% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 43,968,823,319
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 43,968,823,319
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

Columbia Dividend Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CDDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 31	0.59% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 43,968,823,319
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 43,968,823,319
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

Columbia Dividend Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CDDYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 29	0.54% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 43,968,823,319
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 43,968,823,319
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

Columbia Dividend Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class R
Trading Symbol	CDIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000
investment
)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 60	1.14% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 43,968,823,319
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 43,968,823,319
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

Columbia Dividend Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class S
Trading Symbol	GFSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of October 2, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 11 (a)	0.68% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 11	[2]
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 43,968,823,319
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 43,968,823,319
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.3%
UnitedHealth Group, Inc.	3.0%
Walmart, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.